Intangible assets	6 Months Ended
Jun. 30, 2023
Intangible assets
Intangible assets

8.Intangible assets

	Development	Patents and
(in EUR 000)	cost	licenses	Total
Cost
Opening value at January 1, 2022	25,610	591	26,201
Additions	7,650	—	7,650
Cost at June 30, 2022	33,260	591	33,851
Opening value at January 1, 2023	41,073	591	41,664
Additions	4,993	—	4,993
Cost at June 30, 2023	46,066	591	46,657
Amortization
Opening amortization at January 1, 2022	(837)	(42)	(879)
Amortization	(381)	(21)	(402)
Amortization at June 30, 2022	(1,218)	(63)	(1,281)
Opening amortization at January 1, 2023	(1,608)	(84)	(1,692)
Amortization	(456)	(21)	(477)
Amortization at June 30, 2023	(2,064)	(105)	(2,169)
Net book value at June 30, 2022	32,042	528	32,570
Net book value at June 30, 2023	44,002	486	44,488

There is only one development project: The Genio® system. The Company started amortizing the first-generation Genio® system in 2021. The amortization amounted to €477,000 for the six months ended June 30, 2023 (2022: €402,000) and is included in research and development expense.

The Company continues to incur in 2023 development expenses with regard to the improved second-generation Genio® system and clinical trials to obtain additional regulatory approvals in certain countries or to be able to sell the Genio® System in certain countries. The total capitalized development expenses amounted to €5.0 million and €7.7 million for the six months ended June 30, 2023, and 2022, respectively.